Average Annual Total Returns{- Fidelity® Real Estate Index Fund} - 07.31 Fidelity Real Estate Index Fund PRO-08 - Fidelity® Real Estate Index Fund	Fidelity Real Estate Index Fund Return Before Taxes Past 1 year	Fidelity Real Estate Index Fund Return Before Taxes Past 5 years	Fidelity Real Estate Index Fund Return Before Taxes Since Inception		Fidelity Real Estate Index Fund After Taxes on Distributions Past 1 year	Fidelity Real Estate Index Fund After Taxes on Distributions Past 5 years	Fidelity Real Estate Index Fund After Taxes on Distributions Since Inception		Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Index Fund After Taxes on Distributions and Sales Since Inception		WA005 Past 1 year	WA005 Past 5 years	WA005 Since Inception
Total	23.02%	6.35%	9.93%	[1]	21.53%	5.03%	8.68%	[1]	14.06%	4.43%	7.49%	[1]	23.10%	6.39%	10.01%	[1]

[1]	(a) From September 8, 2011